Long-term debt and capital lease obligations - Amended 2012 credit agreement (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
2012 Credit Agreement
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	€ 3,280,065,000
Balance outstanding	1,894,039,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available		€ 3,319,153,000
Balance outstanding		2,027,082,000
Revolving credit facility USD
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	786,026,000	750,438,000
Balance outstanding	0	58,367,000
Letters of credit outstanding	1,476,000	1,409,000
Revolving credit facility EUR
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	600,000,000	600,000,000
Balance outstanding	€ 0	€ 0
Term loan
Long-term Debt and Capital Lease Obligations.
Dollar-denominated tranche rate		2.48%
USD term Loan
Long-term Debt and Capital Lease Obligations.
Dollar-denominated tranche rate	3.53%
USD term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	€ 1,179,039,000	€ 1,225,715,000
Balance outstanding	1,179,039,000	1,225,715,000
Quarterly repayment	€ 30,000,000	€ 30,000,000
EUR term Loan
Long-term Debt and Capital Lease Obligations.
Euro-denominated tranche rate	0.81%	0.81%
EUR term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	€ 315,000,000	€ 343,000,000
Balance outstanding	315,000,000	343,000,000
Quarterly repayment	7,000,000	7,000,000
EUR term loan 3-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	400,000,000	400,000,000
Balance outstanding	400,000,000	400,000,000
Non-amortizing term loan
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	€ 400,000,000	€ 400,000,000